Commitments (Details)	Dec. 31, 2018 USD ($)
Summary of the company future minimum lease obligations
2019	$ 3,817,578
2020	2,517,457
2021	1,183,802
2022	1,029,210
2023	959,173
Thereafter	227,262
Total	$ 9,734,482